UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04506
                                                     ---------

                           Phoenix Investment Trust 06
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer                 John H. Beers, Esq.
 Counsel and Secretary for Registrant            Vice President and Secretary
    Phoenix Life Insurance Company              Phoenix Life Insurance Company
           One American Row                            One American Row
        Hartford, CT 06103-2899                     Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (626) 351-9686
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

PHOENIX INVESTMENT TRUST 06 (FORMERLY PHOENIX-ENGEMANN FUNDS)
GLOSSARY
MARCH 31, 2006

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FSA
FINANCIAL SECURITY ASSURANCE, INC.

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

REIT (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix All-Cap Growth Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--89.1%

AIR FREIGHT & LOGISTICS--3.6%
FedEx Corp.                                           22,000    $   2,484,680
Pacer International, Inc.                             55,000        1,797,400
United Parcel Service, Inc. Class B                   15,600        1,238,328
                                                                -------------
                                                                    5,520,408
                                                                -------------

APPAREL RETAIL--1.4%
Urban Outfitters, Inc.(b)(e)                          90,000        2,208,600

APPLICATION SOFTWARE--1.0%
Adobe Systems, Inc.(b)                                37,000        1,292,040
Blackboard, Inc.(b)                                   10,000          284,100
                                                                -------------
                                                                    1,576,140
                                                                -------------

ASSET MANAGEMENT & CUSTODY BANKS--1.5%
GAMCO Investors, Inc. Class A                         60,000        2,397,000

AUTOMOTIVE RETAIL--1.0%
Advance Auto Parts, Inc.                              37,500        1,561,500

BIOTECHNOLOGY--6.9%
Amgen, Inc.(b)                                        50,000        3,637,500
Critical Therapeutics, Inc.(b)(e)                     70,000          356,300
Genentech, Inc.(b)                                    17,000        1,436,670
Gilead Sciences, Inc.(b)                              20,000        1,244,400
Inhibitex, Inc.(b)(e)                                110,000          798,600
Nektar Therapeutics(b)                                75,000        1,528,500
Nuvelo, Inc.(b)                                      100,000        1,782,000
                                                                -------------
                                                                   10,783,970
                                                                -------------

BROADCASTING & CABLE TV--0.1%
WorldSpace, Inc. Class A(b)(e)                        20,000          151,000

COMMUNICATIONS EQUIPMENT--5.9%
Cisco Systems, Inc.(b)                               185,000        4,008,950
Juniper Networks, Inc.(b)                             97,000        1,854,640
QUALCOMM, Inc.                                        22,000        1,113,420
SafeNet, Inc.(b)(e)                                   65,000        1,721,200
Telkonet, Inc.(b)(e)                                 100,000          425,000
                                                                -------------
                                                                    9,123,210
                                                                -------------

COMPUTER HARDWARE--4.5%
Apple Computer, Inc.(b)                               45,000        2,822,400
Avid Technology, Inc.(b)(e)                           60,000        2,607,600


                                                    SHARES          VALUE
                                                 ------------   -------------

COMPUTER HARDWARE--(CONTINUED)
Stratasys, Inc.(b)(e)                                 55,000    $   1,621,400
                                                                -------------
                                                                    7,051,400
                                                                -------------

COMPUTER STORAGE & PERIPHERALS--1.2%
EMC Corp.(b)                                         137,000        1,867,310

CONSUMER FINANCE--1.4%
SLM Corp.                                             41,000        2,129,540

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Paychex, Inc.                                         39,000        1,624,740

DEPARTMENT STORES--1.4%
Kohl's Corp.(b)                                       41,000        2,173,410

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.0%
Advisory Board Co. (The)(b)                           55,000        3,067,350

DRUG RETAIL--1.7%
Walgreen Co.                                          62,000        2,674,060

EDUCATION SERVICES--0.9%
Strayer Education, Inc.                               13,000        1,329,380

FOOD RETAIL--0.6%
Whole Foods Market, Inc.                              15,000          996,600

FOOTWEAR--1.5%
NIKE, Inc. Class B                                    27,000        2,297,700

GENERAL MERCHANDISE STORES--1.8%
Target Corp.                                          55,000        2,860,550

HEALTH CARE EQUIPMENT--2.6%
Medtronic, Inc.                                       80,000        4,060,000

HEALTH CARE SERVICES--1.1%
Medco Health Solutions, Inc.(b)                       30,000        1,716,600

HOME IMPROVEMENT RETAIL--1.2%
Lowe's Cos., Inc.                                     28,000        1,804,320

HOTELS, RESORTS & CRUISE LINES--1.2%
Carnival Corp.                                        39,000        1,847,430

HOUSEHOLD PRODUCTS--2.0%
Procter & Gamble Co. (The)                            53,000        3,053,860

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.4%
Monster Worldwide, Inc.(b)                            37,000        1,844,820

Phoenix All-Cap Growth Fund

                                                    SHARES          VALUE
                                                 ------------   -------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--(CONTINUED)
Resources Connection, Inc.(b)(e)                      15,000    $     373,650
                                                                -------------
                                                                    2,218,470
                                                                -------------

INDUSTRIAL CONGLOMERATES--1.9%
General Electric Co.                                  85,000        2,956,300

INDUSTRIAL MACHINERY--1.4%
Illinois Tool Works, Inc.                             23,000        2,215,130

INTERNET SOFTWARE & SERVICES--9.0%
eBay, Inc.(b)                                         47,000        1,835,820
Equinix, Inc.(b)                                      40,000        2,568,800
j2 Global Communications, Inc.(b)(e)                 100,000        4,700,000
NetRatings, Inc.(b)                                  120,000        1,590,000
Yahoo!, Inc.(b)                                      102,000        3,290,520
                                                                -------------
                                                                   13,985,140
                                                                -------------

INVESTMENT BANKING & BROKERAGE--1.5%
Morgan Stanley                                        38,000        2,387,160

LEISURE FACILITIES--1.5%
Life Time Fitness, Inc.(b)                            50,000        2,342,500

LEISURE PRODUCTS--0.9%
Polaris Industries, Inc.                              25,000        1,364,000

MANAGED HEALTH CARE--1.5%
UnitedHealth Group, Inc.                              42,000        2,346,120

MOVIES & ENTERTAINMENT--1.4%
Walt Disney Co. (The)                                 80,000        2,231,200

OFFICE SERVICES & SUPPLIES--1.3%
PeopleSupport, Inc.(b)                               203,000        1,989,400

OTHER DIVERSIFIED FINANCIAL SERVICES--1.9%
Citigroup, Inc.                                       63,000        2,975,490

PACKAGED FOODS & MEATS--0.3%
Hain Celestial Group, Inc. (The)(b)                   20,000          523,800

PHARMACEUTICALS--0.4%
Medicis Pharmaceutical Corp. Class A(e)               20,000          652,000

RESTAURANTS--1.6%
Starbucks Corp.(b)                                    65,000        2,446,600

SEMICONDUCTORS--7.4%
Intel Corp.                                          135,000        2,612,250
Maxim Integrated Products, Inc.                       53,000        1,968,950
Mindspeed Technologies, Inc.(b)(e)                   770,000        3,064,600
ON Semiconductor Corp.(b)(e)                         400,000        2,904,000
Xilinx, Inc.                                          35,000          891,100
                                                                -------------
                                                                   11,440,900
                                                                -------------


                                                    SHARES          VALUE
                                                 ------------   -------------

SOFT DRINKS--2.2%
Hansen Natural Corp.(b)(e)                            10,000    $   1,260,500
PepsiCo, Inc.                                         37,000        2,138,230
                                                                -------------
                                                                    3,398,730
                                                                -------------

SPECIALTY STORES--1.4%
Staples, Inc.                                         86,000        2,194,720

SYSTEMS SOFTWARE--1.6%
Microsoft Corp.                                       91,000        2,476,110

THRIFTS & MORTGAGE FINANCE--0.9%
Federal Agricultural Mortgage Corp. Class C           45,000        1,323,900

TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.(e)                                       32,000        1,514,880

WIRELESS TELECOMMUNICATION SERVICES--1.0%
InPhonic, Inc.(b)                                    215,000        1,502,850
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $105,277,316)                                    138,361,478
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--10.6%

APPLICATION SOFTWARE--2.3%
SAP AG Sponsored ADR (Germany)                        65,000        3,530,800

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Stewart (W.P.) & Co. Ltd. (United States)            145,000        3,056,600

MOVIES & ENTERTAINMENT--1.0%
Imax Corp. (United States)(b)(e)                     150,000        1,522,500

PHARMACEUTICALS--0.8%
Teva Pharmaceutical Industries Ltd. ADR (United
   States)(e)                                         31,000        1,276,580

SEMICONDUCTORS--4.6%
ARM Holdings plc Sponsored ADR (United Kingdom)      570,000        3,927,300
O2Micro International Ltd. ADR (Taiwan)(b)           305,000        3,242,150
                                                                -------------
                                                                    7,169,450
                                                                -------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $12,895,150)                                      16,555,930
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $118,172,466)                                    154,917,408
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--8.9%

MONEY MARKET MUTUAL FUNDS--8.8%
State Street Navigator Prime Portfolio (4.814%
   seven day effective yield)(d)                  13,725,945       13,725,945

Phoenix All-Cap Growth Fund

                                                  PAR VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

FEDERAL AGENCY SECURITIES(f)--0.1%
FHLMC 4.60%, 4/3/06                              $       110    $     109,972
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13,835,917)                                      13,835,917
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--108.6%
(IDENTIFIED COST $132,008,383)                                    168,753,325(a)

Other assets and liabilities, net--(8.6)%                         (13,426,472)
                                                                -------------
NET ASSETS--100.0%                                              $ 155,326,853
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $39,282,229 and gross depreciation of $2,559,840 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $132,030,936.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Represents security purchased with cash collateral received for securities on loan.

(e)   All or a portion of security is on loan.

(f)   The rate shown is the discount rate.

Phoenix Balanced Return Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   -----------   ------------

U.S. GOVERNMENT SECURITIES--3.4%

U.S. TREASURY BONDS--1.6%
U.S. Treasury Bond 9.25%, 2/15/16                   $     175    $    233,734
U.S. Treasury Bond 5.375%, 2/15/31                        435         457,905
U.S. Treasury Bond 4.50%, 2/15/36                          30          28,149
                                                                 ------------
                                                                      719,788
                                                                 ------------

U.S. TREASURY NOTES--1.8%
U.S. Treasury Note 4.375%, 1/31/08                        150         148,752
U.S. Treasury Note 4.625%, 3/31/08                         90          89,662
U.S. Treasury Note 4.125%, 8/15/10                        125         121,557
U.S. Treasury Note 4.50%, 2/28/11                         155         152,742
U.S. Treasury Note 4.25%, 8/15/15                         220         209,576
U.S. Treasury Note 4.50%, 2/15/16                         100          97,258
                                                                 ------------
                                                                      819,547
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,544,639)                                        1,539,335
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.8%

FNMA 4.50%, 4/1/19                                        615         588,701
FNMA 4%, 7/1/19                                            94          87,648
FNMA 5%, 6/1/20                                           276         269,189
FNMA 5%, 6/1/20                                           225         219,398
FNMA 5%, 8/1/20                                           140         136,832
FNMA 5%, 8/1/34                                           799         761,753
FNMA 5.50%, 9/1/34                                      1,460       1,427,662
FNMA 6%, 5/1/35                                           852         852,272
FNMA 5.50%, 8/1/35                                         44          42,888
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,524,221)                                        4,386,343
-----------------------------------------------------------------------------

MUNICIPAL BONDS--3.2%

CALIFORNIA--1.1%
San Luis Obispo County Pension Obligation Taxable
   Series A 3.94%, 9/1/12 (MBIA Insured)                  330         305,369
University of California Series F 4.375%, 5/15/30
   (FSA Insured)                                          200         191,230
                                                                 ------------
                                                                      496,599
                                                                 ------------


                                                    PAR VALUE
                                                      (000)          VALUE
                                                   -----------   ------------

MISSISSIPPI--0.7%
Mississippi Development Bank Jackson County
   Special Obligation Taxable Series A 5%, 6/1/11
   (FSA Insured)                                    $     340    $    334,077

NEW JERSEY--0.5%
New Jersey Educational Facilities Authority
   Princeton University Series B 4.25%, 7/1/35             80          75,518
New Jersey Turnpike Authority Revenue Prerefunded
   Taxable Series B 4.252%, 1/1/16 Prerefunded
   1/01/15 @ 100 (AMBAC Insured)                            6           5,672
New Jersey Turnpike Authority Revenue Unrefunded
   Balance Taxable Series B 4.252%, 1/1/16 (AMBAC
   Insured)                                               149         137,633
                                                                 ------------
                                                                      218,823
                                                                 ------------

NEW YORK--0.9%
Buffalo Taxable Series A 4.71%, 2/1/13 (AMBAC
   Insured)                                               420         403,150
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $1,508,561)                                        1,452,649
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.0%

AmeriCredit Automobile Receivables Trust 03-BX,
   A4A 2.72%, 1/6/10                                      151         148,667
Capital One Master Trust 01-5 A 5.30%, 6/15/09            291         291,291
Carmax Auto Owner Trust  03-1, A4 2.16%, 11/15/09         233         227,503
GMAC Mortgage Corp. Loan Trust 05-HE2, A3 4.622%,
   11/25/35(c)                                            100          97,250
M&I Auto Loan Trust 03-1 B 3.45%, 2/21/11                 155         150,688
MASTR Asset Backed Securities Trust 06-AB1, M8
   6%, 2/25/36(c)                                          70          64,170
Merrill Lynch Mortgage Investors, Inc. 05-NCA A
   5.078%, 2/25/36(c)                                     101         100,530
Renaissance Home Equity Loan Trust 06-1, AF2
   5.533%, 5/25/36(c)                                      95          94,587
Residential Funding Mortgage Securities II, Inc.
   06-HSA1, A3 5.23%, 2/25/36(c)                          190         188,575
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,376,035)                                        1,363,261
-----------------------------------------------------------------------------

Phoenix Balanced Return Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   -----------   ------------

DOMESTIC CORPORATE BONDS--8.2%

ADVERTISING--0.2%
Lamar Media Corp. 6.625%, 8/15/15                   $      85    $     85,000

AIRLINES--1.8%
American Airlines, Inc. 01-1 6.977%, 11/23/22              95          89,407
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19          91          91,702
Delta Air Lines, Inc. 02-1, G-1 6.718%, 7/2/24(h)         464         469,056
JetBlue Airways Corp. 04-1 9.16%, 3/15/08(c)               95          95,751
United Airlines, Inc. 01-1 6.071%, 9/1/14                  79          78,039
                                                                 ------------
                                                                      823,955
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.4%
American Honda Finance Corp. 144A 4.25%,
   3/11/08(b)                                             175         171,360
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13           20          20,341
                                                                 ------------
                                                                      191,701
                                                                 ------------

BROADCASTING & CABLE TV--0.2%
Comcast Corp. 5.30%, 1/15/14                               75          71,312
Echostar DBS Corp. 6.375%, 10/1/11                         50          49,125
                                                                 ------------
                                                                      120,437
                                                                 ------------

BUILDING PRODUCTS--0.1%
Masco Corp. 4.80%, 6/15/15                                 50          45,571

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15                 40          37,672

COMMUNICATIONS EQUIPMENT--0.0%
Cisco Systems, Inc. 5.50%, 2/22/16                         20          19,700

CONSUMER FINANCE--0.9%
Ford Motor Credit Co. 8.625%, 11/1/10                      75          71,920
General Electric Capital Corp. 5.45%, 1/15/13              60          59,955
General Motors Acceptance Corp. 6.875%, 9/15/11            75          69,983
General Motors Acceptance Corp. 6.75%, 12/1/14             25          22,541
HSBC Finance Corp. 6.75%, 5/15/11                         175         184,235
                                                                 ------------
                                                                      408,634
                                                                 ------------

DIVERSIFIED BANKS--0.1%
Wachovia Corp. 4.875%, 2/15/14                             50          47,446

ELECTRIC UTILITIES--0.6%
Entergy Gulf States, Inc. 5.70%, 6/1/15                   125         119,817


                                                    PAR VALUE
                                                      (000)          VALUE
                                                   -----------   ------------

ELECTRIC UTILITIES--(CONTINUED)
PPL Capital Funding Trust I Series A 4.33%, 3/1/09  $     175    $    168,291
                                                                 ------------
                                                                      288,108
                                                                 ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Waste Management, Inc. 5%, 3/15/14                        175         166,712

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 144A 5.625%, 9/15/12(b)            10           9,835

HEALTH CARE EQUIPMENT--0.1%
Fisher Scientific International, Inc. 6.75%,
   8/15/14                                                 25          25,531

HEALTH CARE FACILITIES--0.3%
HCA, Inc. 6.30%, 10/1/12                                  125         122,630

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16                    35          34,654

HOMEBUILDING--0.1%
Horton (D.R.), Inc. 5.25%, 2/15/15                         35          31,904

INTEGRATED OIL & GAS--0.4%
ChevronTexaco Capital Co. 3.375%, 2/15/08                 175         169,263

INTEGRATED TELECOMMUNICATION SERVICES--0.2%
Qwest Corp. 8.875%, 3/15/12                                50          56,125
Verizon Global Funding Corp. 4.90%, 9/15/15                30          27,745
                                                                 ------------
                                                                       83,870
                                                                 ------------

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13                       25          23,675
NiSource Finance Corp. 5.45%, 9/15/20                     120         111,239
                                                                 ------------
                                                                      134,914
                                                                 ------------

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18                          50          45,556

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15             55          52,036

OIL & GAS STORAGE & TRANSPORTATION--0.1%
Kinder Morgan Management LLC 5.70%, 1/5/16                 45          43,841

OTHER DIVERSIFIED FINANCIAL SERVICES--0.4%
JPMorgan Chase & Co. 5.125%, 9/15/14                      175         168,210

PACKAGED FOODS & MEATS--0.4%
Campbell Soup Co. 5%, 12/3/12                             175         169,624

Phoenix Balanced Return Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   -----------   ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14                     $      30    $     27,628

REITS--0.1%
HRPT Properties Trust 5.75%, 11/1/15                       40          39,071

SPECIALIZED FINANCE--0.1%
CIT Group, Inc. 5.40%, 1/30/16                             50          48,314

TOBACCO--0.1%
Reynolds (R.J.) Tobacco Holdings, Inc. 7.30%,
   7/15/15                                                 50          51,625

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series E 6.875%,
   10/31/13                                               175         180,561
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $3,777,567)                                        3,674,003
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--11.1%

Bear Stearns Adjustable Rate Mortgage Trust
   05-12, 13A1 5.475%, 2/25/36(c)                          98          96,404
Citigroup/Deutsche Bank Commercial Mortgage Trust
   06-CD2, A4 5.545%, 1/15/46(c)                          160         157,419
Countrywide Alternative Loan Trust 05-43, 4A2
   5.757%, 10/25/35(c)                                    108         106,364
Countrywide Home Loan Mortgage Pass-Through Trust
   04-12, 12A1 4.774%, 8/25/34(c)                         151         148,603
Countrywide Home Loan Mortgage Pass-Through Trust
   04-13, 1A1 5.50%, 8/25/34                              151         148,193
Credit Suisse Mortgage Capital Certificates
   06-C1, A4 5.609%, 2/15/39(c)                           225         224,616
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
   6/15/35(b)                                             110         105,965
First Union - Lehman Brothers - Bank of America
   98-C2, A2 6.56%, 11/18/35                              217         221,045
GE Capital Commercial Mortgage Corp. 04-C3, A4
   5.189%, 7/10/39(c)                                     350         340,736
Greenwich Capital Commercial Funding Corp.
   04-GG1, A7 5.317%, 6/10/36(c)                          500         491,276
GS Mortgage Securities Corp. II 05-GG4, AJ
   4.782%, 7/10/39                                        220         205,980
JPMorgan Chase Commercial Mortgage Securities
   Corp. 01-CIBC, A3 6.26%, 3/15/33                       300         310,290
JPMorgan Mortgage Trust 05-S2, 2A15 6%, 9/25/35           235         233,058


                                                    PAR VALUE
                                                      (000)          VALUE
                                                   -----------   ------------
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%, 1/25/21   $      98    $     96,677
LB-UBS Commercial Mortgage Trust 04-C4, A2
   4.567%, 6/15/29(c)                                     250         245,013
PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
   10/12/33                                               250         266,202
RAAC Series 05-SP1, 1A1 5%, 9/25/34                       206         194,338
Residential Accredit Loans, Inc. 06-QA1, A21
   6.014%, 1/25/36(c)                                     248         248,821
Structured Asset Securities Corp. 03-32, 1A1
   5.246%, 11/25/33(c)                                     88          84,613
Structured Asset Securities Corp. 05-6, 4A1 5%,
   5/25/35                                                181         171,469
Wachovia Bank Commercial Mortgage Trust 04-C12,
   A4 5.234%, 7/15/41(c)                                  300         294,801
Washington Mutual, Inc. 05-AR3, A2 4.649%,
   3/25/35(c)                                             148         143,766
Wells Fargo Mortgage Backed Securities Trust
   05-14, 2A1 5.50%, 12/25/35                             192         184,711
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1 5%, 5/25/20                                   95          91,533
Wells Fargo Mortgage Backed Securities Trust
   05-AR10, 2A16 4.109%, 6/25/35(c)                        50          48,281
Wells Fargo Mortgage Backed Securities Trust
   05-AR16, 6A3 5%, 10/25/35(c)                            88          86,748
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $5,106,068)                                        4,946,922
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.3%

AUSTRALIA--0.1%
Commonwealth of Australia Series 1106 6.75%,
   11/15/06                                                50(g)       36,075

BRAZIL--0.5%
Federative Republic of Brazil 5.25%, 4/15/12(c)            61          61,300
Federative Republic of Brazil 10.50%, 7/14/14              30          37,425
Federative Republic of Brazil 7.875%, 3/7/15              100         108,200
                                                                 ------------
                                                                      206,925
                                                                 ------------

MEXICO--0.2%
United Mexican States 5.875%, 1/15/14                     100          99,300

PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15                          35          37,275

Phoenix Balanced Return Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   -----------   ------------

PANAMA--(CONTINUED)
Republic of Panama 9.375%, 1/16/23                  $      75    $     93,375
                                                                 ------------
                                                                      130,650
                                                                 ------------

PERU--0.0%
Republic of Peru 7.35%, 7/21/25                            10           9,848

PHILIPPINES--0.1%
Republic of Philippines 8.375%, 2/15/11                    50          54,500

TURKEY--0.1%
Republic of Turkey 7.375%, 2/5/25                          25          26,031
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $560,972)                                            563,329
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--1.9%

AUSTRALIA--0.4%
Westfield Capital Corp. 144A 4.375%, 11/15/10(b)          175         166,480

CHILE--0.4%
Celulosa Arauco y Constitucion SA 5.625%, 4/20/15         200         192,231

GERMANY--0.4%
Deutsche Telekom International Finance BV 8%,
   6/15/10                                                175         190,581

RUSSIA--0.4%
Gazprom OAO  144A (Gazstream SA) 5.625%,
   7/22/13(b)                                              97          95,525
Gazprom RegS (Morgan Stanley AG) 9.625%, 3/1/13(d)         70          82,782
                                                                 ------------
                                                                      178,307
                                                                 ------------

SOUTH KOREA--0.2%
Korea Development Bank 5.50%, 11/13/12                     90          89,474

UNITED STATES--0.1%
XL Capital Europe plc 6.50%, 1/15/12                       35          36,032
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $886,213)                                            853,105
-----------------------------------------------------------------------------


                                                      SHARES         VALUE
                                                   -----------   ------------

DOMESTIC COMMON STOCKS--53.4%

ADVERTISING--0.5%
Harte-Hanks, Inc.                                       7,800         213,330

AEROSPACE & DEFENSE--1.5%
United Technologies Corp.                              11,600         672,452


                                                      SHARES         VALUE
                                                   -----------   ------------

AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp.                                             3,700    $    417,878

AIRLINES--0.6%
Alaska Air Group, Inc.(f)                               7,800         276,510

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Mellon Financial Corp.                                  7,000         249,200

BIOTECHNOLOGY--0.9%
Invitrogen Corp.(f)                                     6,000         420,780

COMMUNICATIONS EQUIPMENT--2.7%
Cisco Systems, Inc.(f)                                 17,800         385,726
CommScope, Inc.(f)                                     14,700         419,685
Motorola, Inc.                                         17,900         410,089
                                                                 ------------
                                                                    1,215,500
                                                                 ------------

COMPUTER HARDWARE--1.6%
International Business Machines Corp.                   8,900         733,983

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
Alliance Data Systems Corp.(f)                         10,200         477,054
Automatic Data Processing, Inc.                         7,600         347,168
                                                                 ------------
                                                                      824,222
                                                                 ------------

DIVERSIFIED BANKS--3.3%
Wachovia Corp.                                         12,100         678,205
Wells Fargo & Co.                                      12,500         798,375
                                                                 ------------
                                                                    1,476,580
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Cintas Corp.                                            6,200         264,244

DRUG RETAIL--0.6%
CVS Corp.                                               8,200         244,934

ELECTRIC UTILITIES--0.6%
DPL, Inc.                                              10,600         286,200

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Emerson Electric Co.                                    3,100         259,253

ENVIRONMENTAL & FACILITIES SERVICES--1.4%
Waste Management, Inc.                                 17,800         628,340

FOOTWEAR--0.5%
NIKE, Inc. Class B                                      2,800         238,280

HEALTH CARE EQUIPMENT--4.8%
Baxter International, Inc.                             15,100         586,031
Beckman Coulter, Inc.                                   8,000         436,560
Fisher Scientific International, Inc.(f)                9,700         660,085

Phoenix Balanced Return Fund

                                                      SHARES         VALUE
                                                   -----------   ------------

HEALTH CARE EQUIPMENT--(CONTINUED)
Thermo Electron Corp.(f)                               13,000    $    482,170
                                                                 ------------
                                                                    2,164,846
                                                                 ------------

HEALTH CARE SERVICES--0.3%
Quest Diagnostics, Inc.                                 2,400         123,120

HOUSEHOLD PRODUCTS--3.3%
Church & Dwight Co., Inc.                               3,600         132,912
Colgate-Palmolive Co.                                   6,300         359,730
Procter & Gamble Co. (The)                             13,900         800,918
Spectrum Brands, Inc.(f)                                7,500         162,900
                                                                 ------------
                                                                    1,456,460
                                                                 ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.1%
Manpower, Inc.                                          8,900         508,902

INDUSTRIAL CONGLOMERATES--3.0%
General Electric Co.                                   38,500       1,339,030

INDUSTRIAL MACHINERY--0.4%
Danaher Corp.                                           3,000         190,650

INTEGRATED OIL & GAS--1.7%
Exxon Mobil Corp.                                      12,600         766,836

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T, Inc.                                              5,600         151,424
Verizon Communications, Inc.                            5,900         200,954
                                                                 ------------
                                                                      352,378
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--1.2%
Merrill Lynch & Co., Inc.                               6,800         535,568

MANAGED HEALTH CARE--3.6%
Centene Corp.(f)                                       17,900         522,143
CIGNA Corp.                                             3,700         483,294
Coventry Health Care, Inc.(f)                           4,400         237,512
WellCare Health Plans, Inc.(f)                          7,700         349,888
                                                                 ------------
                                                                    1,592,837
                                                                 ------------

MOVIES & ENTERTAINMENT--0.8%
Walt Disney Co. (The)                                  12,500         348,625

MULTI-UTILITIES--1.1%
PG&E Corp.                                             12,900         501,810

OIL & GAS DRILLING--1.2%
ENSCO International, Inc.                               4,300         221,235
Transocean, Inc.(f)                                     3,600         289,080
                                                                 ------------
                                                                      510,315
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Anadarko Petroleum Corp.                                3,700         373,737


                                                      SHARES         VALUE
                                                   -----------   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.3%
Bank of America Corp.                                  19,200    $    874,368
Citigroup, Inc.                                         6,400         302,272
JPMorgan Chase & Co.                                   18,000         749,520
                                                                 ------------
                                                                    1,926,160
                                                                 ------------

PACKAGED FOODS & MEATS--0.7%
Dean Foods Co.(f)                                       4,400         170,852
Kellogg Co.                                             3,400         149,736
                                                                 ------------
                                                                      320,588
                                                                 ------------

PHARMACEUTICALS--1.5%
Johnson & Johnson                                       5,800         343,476
Pfizer, Inc.                                           13,000         323,960
                                                                 ------------
                                                                      667,436
                                                                 ------------

RESTAURANTS--0.8%
McDonald's Corp.                                        9,900         340,164

SEMICONDUCTORS--0.4%
Intel Corp.                                             8,100         156,735

SOFT DRINKS--0.8%
Coca-Cola Co. (The)                                     8,900         372,643

SYSTEMS SOFTWARE--1.4%
Microsoft Corp.                                        23,600         642,156

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                    11,087         286,488
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $21,114,801)                                      23,899,170
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(e)--2.3%

APPLICATION SOFTWARE--1.2%
Amdocs Ltd. (United States)(f)                         15,000         540,900

COMMUNICATIONS EQUIPMENT--0.8%
Alcatel SA Sponsored ADR (France)(f)                   22,000         338,800

ELECTRONIC MANUFACTURING SERVICES--0.3%
Flextronics International Ltd. (Singapore)(f)          15,200         157,320
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $873,276)                                          1,037,020
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.6%

SPDR Trust Series I                                     2,000         259,660
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $237,576)                                            259,660
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $41,509,929)                                      43,974,797
-----------------------------------------------------------------------------

Phoenix Balanced Return Fund

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   -----------   ------------

SHORT-TERM INVESTMENTS(i)--1.5%

COMMERCIAL PAPER--1.5%
UBS Finance Delaware LLC 4.83%, 4/3/06              $     650    $    649,826
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $649,826)                                            649,826
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $42,159,755)                                      44,624,623(a)

Other assets and liabilities, net--0.3%                               143,581
                                                                 ------------
NET ASSETS--100.0%                                               $ 44,768,204
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,318,925 and gross depreciation of $863,826 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $42,169,524.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $549,165 or 1.2% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

(e) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in
      Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(f)   Non-income producing.

(g)   Par value represents Australian Dollar.

(h)   All or a portion segregated as collateral for forward currency contracts.

(i)   The rate shown is the discount rate.

Phoenix Nifty Fifty Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                   -----------   ------------

DOMESTIC COMMON STOCKS--93.1%

AIR FREIGHT & LOGISTICS--3.9%
FedEx Corp.                                            13,300    $  1,502,102
United Parcel Service, Inc. Class B                     9,100         722,358
                                                                 ------------
                                                                    2,224,460
                                                                 ------------

APPAREL RETAIL--2.3%
Urban Outfitters, Inc.(b)                              53,200       1,305,528

APPLICATION SOFTWARE--1.3%
Adobe Systems, Inc.(b)                                 20,400         712,368

BIOTECHNOLOGY--6.4%
Amgen, Inc.(b)                                         29,200       2,124,300
Genentech, Inc.(b)                                      9,200         777,492
Gilead Sciences, Inc.(b)                               11,900         740,418
                                                                 ------------
                                                                    3,642,210
                                                                 ------------

COMMUNICATIONS EQUIPMENT--7.1%
Cisco Systems, Inc.(b)                                102,248       2,215,714
Juniper Networks, Inc.(b)                              60,000       1,147,200
QUALCOMM, Inc.                                         13,000         657,930
                                                                 ------------
                                                                    4,020,844
                                                                 ------------

COMPUTER HARDWARE--2.7%
Apple Computer, Inc.(b)                                24,800       1,555,456

COMPUTER STORAGE & PERIPHERALS--2.0%
EMC Corp.(b)                                           84,300       1,149,009

CONSUMER FINANCE--2.1%
SLM Corp.                                              22,500       1,168,650

DATA PROCESSING & OUTSOURCED SERVICES--1.7%
Paychex, Inc.                                          23,500         979,010

DEPARTMENT STORES--2.3%
Kohl's Corp.(b)                                        24,500       1,298,745

DRUG RETAIL--2.9%
Walgreen Co.                                           38,700       1,669,131

FOOD RETAIL--1.2%
Whole Foods Market, Inc.                               10,000         664,400

FOOTWEAR--2.4%
NIKE, Inc. Class B                                     16,100       1,370,110


                                                      SHARES         VALUE
                                                   -----------   ------------

GENERAL MERCHANDISE STORES--2.8%
Target Corp.                                           30,900    $  1,607,109

HEALTH CARE EQUIPMENT--3.8%
Medtronic, Inc.                                        42,500       2,156,875

HEALTH CARE SERVICES--1.7%
Medco Health Solutions, Inc.(b)                        17,100         978,462

HOME IMPROVEMENT RETAIL--1.9%
Lowe's Cos., Inc.                                      17,100       1,101,924

HOTELS, RESORTS & CRUISE LINES--2.0%
Carnival Corp.                                         23,900       1,132,143

HOUSEHOLD PRODUCTS--3.1%
Procter & Gamble Co. (The)                             30,200       1,740,124

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.9%
Monster Worldwide, Inc.(b)                             21,300       1,062,018

INDUSTRIAL CONGLOMERATES--3.5%
General Electric Co.                                   57,800       2,010,284

INDUSTRIAL MACHINERY--2.3%
Illinois Tool Works, Inc.                              13,500       1,300,185

INTERNET SOFTWARE & SERVICES--5.2%
eBay, Inc.(b)                                          27,600       1,078,056
Yahoo!, Inc.(b)                                        57,700       1,861,402
                                                                 ------------
                                                                    2,939,458
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--2.4%
Morgan Stanley                                         21,500       1,350,630

MANAGED HEALTH CARE--2.5%
UnitedHealth Group, Inc.                               25,400       1,418,844

MOVIES & ENTERTAINMENT--2.3%
Walt Disney Co. (The)                                  47,000       1,310,830

OTHER DIVERSIFIED FINANCIAL SERVICES--3.0%
Citigroup, Inc.                                        36,100       1,705,003

RESTAURANTS--2.4%
Starbucks Corp.(b)                                     36,900       1,388,916

SEMICONDUCTORS--5.0%
Intel Corp.                                            60,900       1,178,415
Maxim Integrated Products, Inc.                        30,900       1,147,935
Xilinx, Inc.                                           20,100         511,746
                                                                 ------------
                                                                    2,838,096
                                                                 ------------

Phoenix Nifty Fifty Fund

                                                      SHARES         VALUE
                                                   -----------   ------------

SOFT DRINKS--2.3%
PepsiCo, Inc.                                          22,500    $  1,300,275

SPECIALTY STORES--2.2%
Staples, Inc.                                          49,500       1,263,240

SYSTEMS SOFTWARE--3.0%
Microsoft Corp.                                        63,000       1,714,230

TRADING COMPANIES & DISTRIBUTORS--1.5%
Fastenal Co.                                           18,100         856,854
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,738,032)                                      52,935,421
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.8%

APPLICATION SOFTWARE--3.5%
SAP AG Sponsored ADR (Germany)                         36,400       1,977,248

PHARMACEUTICALS--1.3%
Teva Pharmaceutical Industries Ltd. ADR (United
   States)                                             18,800         774,184
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,004,465)                                        2,751,432
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.9%
(IDENTIFIED COST $42,742,497)                                      55,686,853
-----------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)          VALUE
                                                   -----------   ------------

SHORT-TERM INVESTMENTS--3.9%

COMMERCIAL PAPER(d)--3.9%
CAFCO LLC 4.83%, 4/3/06                             $   1,075       1,074,712
BellSouth Corp. 4.75%, 4/5/06                           1,155       1,154,390
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,229,102)                                        2,229,102
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.8%
(IDENTIFIED COST $44,971,599)                                      57,915,955(a)

Other assets and liabilities, net--(1.8)%                          (1,026,710)
                                                                 ------------
NET ASSETS--100.0%                                               $ 56,889,245
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,240,218 and gross depreciation of $323,392 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $44,999,129.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

Phoenix Small-Cap Growth Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                 ------------   -------------

DOMESTIC COMMON STOCKS--85.4%

AIR FREIGHT & LOGISTICS--1.2%
Pacer International, Inc.                             89,000    $   2,908,520

APPLICATION SOFTWARE--1.3%
Blackboard, Inc.(b)                                  110,000        3,125,100

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
GAMCO Investors, Inc. Class A                        193,000        7,710,350

AUTOMOBILE MANUFACTURERS--0.4%
Winnebago Industries, Inc.                            34,000        1,031,560

AUTOMOTIVE RETAIL--1.6%
Advance Auto Parts, Inc.                              92,000        3,830,880

BIOTECHNOLOGY--10.3%
Coley Pharmaceutical Group, Inc.(b)                   77,300        1,171,095
Critical Therapeutics, Inc.(b)                       173,000          880,570
ICOS Corp.(b)                                         80,000        1,764,000
Inhibitex, Inc.(b)                                   339,000        2,461,140
Nektar Therapeutics(b)                               475,000        9,680,500
Neurocrine Biosciences, Inc.(b)                       49,000        3,162,460
NPS Pharmaceuticals, Inc.(b)                         157,100        1,341,634
Nuvelo, Inc.(b)                                      253,000        4,508,460
                                                                -------------
                                                                   24,969,859
                                                                -------------

BROADCASTING & CABLE TV--0.2%
WorldSpace, Inc. Class A(b)                           68,000          513,400

CASINOS & GAMING--5.0%
Multimedia Games, Inc.(b)                            164,000        2,440,320
Scientific Games Corp. Class A(b)                    181,000        6,358,530
Shuffle Master, Inc.(b)                               92,000        3,288,080
                                                                -------------
                                                                   12,086,930
                                                                -------------

COMMUNICATIONS EQUIPMENT--2.2%
SafeNet, Inc.(b)                                     160,000        4,236,800
Telkonet, Inc.(b)                                    245,000        1,041,250
                                                                -------------
                                                                    5,278,050
                                                                -------------

COMPUTER HARDWARE--4.3%
Avid Technology, Inc.(b)                             149,000        6,475,540
Stratasys, Inc.(b)                                   131,000        3,861,880
                                                                -------------
                                                                   10,337,420
                                                                -------------


                                                    SHARES          VALUE
                                                 ------------   -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
MoneyGram International, Inc.                         78,000    $   2,396,160

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--6.1%
Advisory Board Co. (The)(b)                          141,000        7,863,570
Corporate Executive Board Co. (The)                   59,000        5,953,100
Tetra Tech, Inc.(b)                                   59,000        1,126,310
                                                                -------------
                                                                   14,942,980
                                                                -------------

EDUCATION SERVICES--1.8%
Lincoln Educational Services Corp.(b)                 53,000          898,350
Strayer Education, Inc.                               34,000        3,476,840
                                                                -------------
                                                                    4,375,190
                                                                -------------

GENERAL MERCHANDISE STORES--0.2%
99 Cents Only Stores(b)                               31,000          420,360

HEALTH CARE EQUIPMENT--0.5%
Conor Medsystems, Inc.(b)                             39,000        1,146,600

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.4%
Resources Connection, Inc.(b)                        134,000        3,337,940

INTERNET SOFTWARE & SERVICES--10.8%
CNET Networks, Inc.(b)                               154,000        2,188,340
Digitas, Inc.(b)                                     154,000        2,217,600
Equinix, Inc.(b)                                      99,300        6,377,046
j2 Global Communications, Inc.(b)                    242,000       11,374,000
NetRatings, Inc.(b)                                  304,000        4,028,000
                                                                -------------
                                                                   26,184,986
                                                                -------------

LEISURE FACILITIES--2.4%
Life Time Fitness, Inc.(b)                           126,000        5,903,100

LEISURE PRODUCTS--3.4%
MarineMax, Inc.(b)                                    70,000        2,346,400
Marvel Entertainment, Inc.(b)                         86,000        1,730,320
Polaris Industries, Inc.                              76,000        4,146,560
                                                                -------------
                                                                    8,223,280
                                                                -------------

MOVIES & ENTERTAINMENT--1.0%
CKX, Inc.(b)                                          91,000        1,189,370
Digital Music Group, Inc.(b)                         124,600        1,167,627
                                                                -------------
                                                                    2,356,997
                                                                -------------

OFFICE SERVICES & SUPPLIES--2.2%
PeopleSupport, Inc.(b)                               537,000        5,262,600

Phoenix Small-Cap Growth Fund

                                                    SHARES          VALUE
                                                 ------------   -------------

PACKAGED FOODS & MEATS--0.5%
Hain Celestial Group, Inc. (The)(b)                   51,000    $   1,335,690

PHARMACEUTICALS--3.6%
Barrier Therapeutics, Inc.(b)                         62,000          600,160
Medicis Pharmaceutical Corp. Class A                  36,000        1,173,600
MGI Pharma, Inc.(b)                                  258,000        4,515,000
Sepracor, Inc.(b)                                     49,194        2,401,159
                                                                -------------
                                                                    8,689,919
                                                                -------------

RESTAURANTS--2.4%
Chang's (P.F.) China Bistro, Inc.(b)                  24,000        1,182,960
Cheesecake Factory, Inc. (The)(b)                    127,000        4,756,150
                                                                -------------
                                                                    5,939,110
                                                                -------------

SEMICONDUCTORS--7.5%
Integrated Device Technology, Inc.(b)                 86,000        1,277,960
Mindspeed Technologies, Inc.(b)                    1,889,000        7,518,220
ON Semiconductor Corp.(b)                            929,000        6,744,540
Semtech Corp.(b)                                      81,000        1,449,090
Supertex, Inc.(b)                                     34,000        1,279,080
                                                                -------------
                                                                   18,268,890
                                                                -------------

SOFT DRINKS--4.4%
Hansen Natural Corp.(b)                               85,000       10,714,250

SPECIALIZED CONSUMER SERVICES--0.7%
Collectors Universe, Inc.(b)                         129,000        1,804,710

SPECIALTY STORES--1.9%
Guitar Center, Inc.(b)                                98,000        4,674,600

THRIFTS & MORTGAGE FINANCE--1.9%
Federal Agricultural Mortgage Corp. Class C          154,000        4,530,680

TRADING COMPANIES & DISTRIBUTORS--0.5%
TransDigm Group, Inc.(b)                              50,950        1,311,962

WIRELESS TELECOMMUNICATION SERVICES--1.5%
InPhonic, Inc.(b)                                    529,000        3,697,710
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $137,383,038)                                    207,309,783
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--13.6%

APPLICATION SOFTWARE--0.8%
Retalix Ltd. (United States)(b)                       78,000        1,928,160


                                                    SHARES          VALUE
                                                 ------------   -------------

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
Stewart (W.P.) & Co. Ltd. (United States)            372,000    $   7,841,760

HEALTH CARE EQUIPMENT--0.5%
Given Imaging Ltd. (United States)(b)                 52,000        1,201,200

MOVIES & ENTERTAINMENT--1.6%
Imax Corp. (United States)(b)                        374,000        3,796,100

SEMICONDUCTORS--7.5%
ARM Holdings plc Sponsored ADR (United Kingdom)    1,469,000       10,121,410
O2Micro International Ltd. ADR (Taiwan)(b)           759,000        8,068,170
                                                                -------------
                                                                   18,189,580
                                                                -------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $25,570,678)                                      32,956,800
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $162,953,716)                                    240,266,583
-----------------------------------------------------------------------------

                                                  PAR VALUE
                                                    (000)           VALUE
                                                 ------------   -------------

SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(d)--0.7%
CAFCO LLC 4.83%, 4/3/06                          $     1,685        1,684,548
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,684,548)                                        1,684,548
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $164,638,264)                                    241,951,131(a)

Other assets and liabilities, net--0.3%                               849,184
                                                                -------------
NET ASSETS--100.0%                                              $ 242,800,315
                                                                =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $88,869,232 and gross depreciation of $11,560,546 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $164,642,445.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

PHOENIX INVESTMENT TRUST 06 (FORMERLY THE PHOENIX-ENGEMANN FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Investment Trust 06 Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from

PHOENIX INVESTMENT TRUST 06 (FORMERLY THE PHOENIX-ENGEMANN FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At March 31, 2006, the Balanced Return Fund had entered into forward currency contract as follows:

                                                                                    NET UNREALIZED
             CONTRACT TO                                                             APPRECIATION
               RECEIVE        IN EXCHANGE FOR     SETTLEMENT DATE      VALUE        (DEPRECIATION)
               -------        ---------------     ---------------      -----        --------------
            JPY 5,214,240       USD 45,000            5/15/06         $44,587           $(413)

            JPY   Japanese Yen
            USD   United States Dollar

F. SECURITY LENDING

      Certain Funds loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

NOTE 3--MERGER

      The Board of Trustees has unanimously approved the merger of the Phoenix Balanced Return Fund with and into the Phoenix Balanced Fund of the Phoenix Series Fund. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board the Phoenix Balanced Return Fund will transfer all or substantially all or its assets to the Phoenix Balanced Fund, in exchange for shares of the Phoenix Balanced Fund and the assumption by Phoenix Balanced Fund of all the liabilities of the Phoenix Balanced Return Fund. Following the exchange, the Phoenix Balanced Return Fund will distribute the shares of the Phoenix Balanced Fund to its shareholders pro rata, in liquidation of the Phoenix Balanced Return Fund. The merger will take place on or about
May 19, 2006.

PHOENIX INVESTMENT TRUST 06 (FORMERLY THE PHOENIX-ENGEMANN FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               Phoenix Investment Trust 06
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date May 25, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date May 25, 2006
    ----------------------------------------------------------------------------



By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date May 23, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.